Significant Contracts (Tables)	12 Months Ended
Dec. 31, 2024
Significant Contracts and Concentrations [Abstract]
Schedule Of License Agreements

Agreement	Current Term Expiry	Automatic Renewal	Product Launch
C Wonder Qurate Agreement (HSN)	December 31, 2026	two-year period	March 2023
TowerHill by Christie Brinkley Qurate Agreement (HSN)	May 30, 2027	three-year period	May 2024
LB70 by Lloyd Boston Qurate Agreement (HSN)	December 31, 2025	two-year period	August 2024
Longaberger Qurate Agreement (QVC)	October 31, 2025	two-year period	November 2019